Note 10 - Capital Stock and Reserves - Weighted Average Warrant Assumptions (Details)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Unit warrants [member] | Fair value of option [member]
Statement Line Items [Line Items]
Assumptions	0	1.94	3.77
Unit warrants [member] | Exercise Price [member]
Statement Line Items [Line Items]
Assumptions	0	4	4
Unit warrants [member] | Expected life [member]
Statement Line Items [Line Items]
Assumptions	0	2	2
Unit warrants [member] | Interest rate, measurement input [member]
Statement Line Items [Line Items]
Assumptions	0	0.043	0.035
Unit warrants [member] | Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Assumptions	0	1	1.11
Unit warrants [member] | Dividend yield [member]
Statement Line Items [Line Items]
Assumptions	0	0	0
Agent warrants [member] | Fair value [member]
Statement Line Items [Line Items]
Assumptions	1.17	1.24	7.95
Agent warrants [member] | Exercise Price [member]
Statement Line Items [Line Items]
Assumptions	3.4	3	8.09
Agent warrants [member] | Expected life [member]
Statement Line Items [Line Items]
Assumptions	2	2	4.78
Agent warrants [member] | Interest rate, measurement input [member]
Statement Line Items [Line Items]
Assumptions	0.0282	0.0318	0.0409
Agent warrants [member] | Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Assumptions	1.0442	0.8595	1.13
Agent warrants [member] | Dividend yield [member]
Statement Line Items [Line Items]
Assumptions	0	0	0